MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Schedule of estimated useful life of each significant component of equipment

Field and office equipment	5 years straight-line
Right-of-use assets	Straight-line over term of the lease
Leasehold improvements	Straight-line over term of the lease
Furniture	5 years straight-line
Vehicles	5 years straight-line

Schedule of classification of financial instruments

Financial assets/liabilities	Classification
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Marketable securities	FVTOCI
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	FVTPL